Fair Value Measurements - Schedule of Assets and Liabilities that Were Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Warrant Liability	Warrant Liability
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Total Assets		$ 228,254,077	$ 225,008,593
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	$ 2,021,133	2,283,833	7,383,583
Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	1,281,000	1,447,500	4,649,250
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	740,133	836,333	2,734,333
Fair Value, Recurring [Member] | Marketable securities held in Trust Account [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities held in Trust Account	45,160,614	228,254,077	225,008,593
Fair Value, Recurring [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Total Assets		228,254,077	225,008,593
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	1,281,000	1,447,500	4,649,250
Fair Value, Recurring [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	1,281,000	1,447,500	4,649,250
Fair Value, Recurring [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	0	0	0
Fair Value, Recurring [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Marketable securities held in Trust Account [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities held in Trust Account	45,160,614	228,254,077	225,008,593
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets, Fair Value Disclosure [Abstract]
Total Assets		0	0
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	740,133	836,333	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	740,133	836,333	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Marketable securities held in Trust Account [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities held in Trust Account	0	0	0
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets, Fair Value Disclosure [Abstract]
Total Assets		0	0
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	0	0	2,734,333
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	0	0	0
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	0	0	2,734,333
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Marketable securities held in Trust Account [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities held in Trust Account	$ 0	$ 0	$ 0